Land Use Rights, Net - Schedule of Land Use Rights (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 4,850,486	$ 5,015,749
Less: accumulated amortization	(669,161)	(642,591)
Land use rights, net	$ 4,181,325	$ 4,373,158